Shareholder's Equity and Stock-Based Compensation - Fair Value of Stock Options Estimated on Grant Date Using Assumptions (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share based Compensation Arrangement by Share based Payment Award [Line Items]
Dividend yield	0.00%
Black-Scholes Option Pricing Model [Member]
Share based Compensation Arrangement by Share based Payment Award [Line Items]
Expected volatility, minimum	24.12%	25.68%	26.14%
Expected volatility, maximum	26.04%	33.88%	35.55%
Dividend yield	1.30%	0.00%	0.00%
Risk-free interest rate, minimum	1.91%	1.15%	1.49%
Risk-free interest rate, maximum	2.04%	1.65%	2.14%
Weighted-average fair value at grant date	$ 5.53	$ 3.56	$ 3.57
Black-Scholes Option Pricing Model [Member] | Minimum [Member]
Share based Compensation Arrangement by Share based Payment Award [Line Items]
Expected term (in years)	5 years 3 months	5 years 6 months	5 years 6 months
Black-Scholes Option Pricing Model [Member] | Maximum [Member]
Share based Compensation Arrangement by Share based Payment Award [Line Items]
Expected term (in years)	7 years	7 years 6 months	7 years 6 months